ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS
Studio City International Holdings Limited (“SCIH”) is an exempted company with limited liability registered by way of continuation in the Cayman Islands and its American depositary shares (“ADSs”) are listed on the New York Stock Exchange under the symbol “MSC” in the United States of America (the “U.S.”).
SCIH together with its subsidiaries (collectively referred to as the “Company”) currently operates the non-gaming operations
of Studio City, a cinematically-themed integrated resort in Cotai, the Macau Special Administrative Region of the People’s Republic of China (“Macau”), and provides services pursuant to a casino contract to Melco Resorts (Macau) Limited (“MRM”), a subsidiary of Melco Resorts & Entertainment Limited (“Melco Resorts”), which holds the gaming concession in Macau, for the operations of the gaming area at Studio City (“Studio City Casino”). Melco Resorts’ ADSs are listed on the Nasdaq Global Select Market in the U.S.
SCIH authorized two classes of ordinary shares, the Class A ordinary shares and the Class B ordinary shares, in each case with a par value of $0.0001 each. The Class A ordinary share and Class B ordinary share have the same rights, except that holders of the Class B ordinary shares do not have any right to receive dividends or distributions upon the liquidation or winding up of SCIH or to otherwise share in profits and surplus assets. MCO Cotai Investments Limited, a subsidiary of Melco
 Resorts
, through its ownership of the Class A ordinary shares, is the controlling shareholder of SCIH. New Cotai, LLC (“New Cotai”), a private company organized in the U.S., is the holder of all outstanding Class B ordinary shares which have only voting and no economic rights. New Cotai has a non-voting,
non-shareholding
economic participation interest (“Participation Interest”) in MSC Cotai Limited (“MSC Cotai”), a subsidiary of SCIH, which entitles New Cotai to receive from MSC Cotai an amount equal to a certain percentage of the amount of any distribution, dividend or other consideration paid by MSC Cotai to SCIH, subject to adjustments, exceptions and conditions as set out in the participation agreement (the “Participation Agreement”) entered into by MSC Cotai, New Cotai and SCIH in 2018 (the “MSC Cotai’s Distribution”). The Participation Agreement also provides that New Cotai is entitled to exchange all or a portion of its Participation Interest for a number of Class A ordinary shares subject to adjustments, exceptions and conditions as set out in the Participation Agreement and a proportionate number of Class B ordinary shares will be deemed surrendered and automatically cancelled for no consideration as set out in the Participation Agreement when New Cotai exchanges all or a portion of the Participation Interest for Class A ordinary shares. As of December 31, 2025 and 2024, the Participation Interest entitled New Cotai to receive from MSC Cotai an amount equal to approximately 9.4% of the MSC Cotai’s Distribution in each of those years.
Melco International Development Limited (“Melco International” or “Ultimate Parent”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of Melco
 Reso
rts
.
As of December 31, 2025, the Company had cash and cash equivalents of $109,401 and available unused borrowing capacity of $199,969 of which $119,935 is available to draw, subject to the satisfaction of certain conditions precedent.
The Company believes it is able to support continuing operations and capital expenditures for at least twelve months after the date of these consolidated financial statements are issued. Accordingly, the accompanying consolidated financial statements are prepared on a going concern basis.